Schedule of financial statement effects concerning lease liabilities (Details)	12 Months Ended
Jan. 31, 2019 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total undiscounted lease liabilities	$ 9,204,648
Lease liabilities included in the statement of financial position
Current	4,421,265
Non-current	3,486,700
Balance, January 31, 2019	7,907,965
Amounts recognized in profit or loss
Interest on lease liabilities	85,501
Expenses relating to short-term leases	16,156
Total cash outflow for leases	546,104
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Total undiscounted lease liabilities	5,333,165
Lease liabilities included in the statement of financial position
Balance, January 31, 2019	2,092,692
One to five years
Disclosure of finance lease and operating lease by lessee [line items]
Total undiscounted lease liabilities	$ 3,871,483